INTEREST INCOME	6 Months Ended
Jun. 30, 2012
INTEREST INCOME
9.	INTEREST INCOME

Our primary source of revenue is the fees we are entitled to receive in connection with the servicing of mortgage loans. We account for these fees within interest income.

The following table shows how we calculated Interest income — notes receivable — Rights to MSRs for the periods ended June 30:

	Three Months		Six Months
	2012	2011	2012	2011
Servicing fees collected	$23,040	$—	$29,501	$—
Subservicing fee payable to Ocwen	9,728	—	12,460	—

Net servicing fees retained by HLSS	13,312	—	17,041	—
Reduction in notes receivable — Rights to MSRs	2,732	—	3,516	—

	$10,580	$—	$13,525	$—